UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.8% (100.0% OF TOTAL INVESTMENTS)

	MUNICIPAL BONDS – 151.8% (100.0% OF TOTAL INVESTMENTS)

	Consumer Discretionary – 1.0% (0.7% of Total Investments)
$ 1,905	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/14 at 100.00	Caa3	$ 1,447,229
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (8)
	Education and Civic Organizations – 35.7% (23.5% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond
	Trust 1163:
1,880	17.307%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	2,650,142
575	17.206%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	810,261
2,150	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and	7/21 at 100.00	AA	2,443,454
	B-2, 5.250%, 7/01/33 – AGM Insured
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	2,494,536
	5.000%, 7/01/38
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1,	10/15 at 100.00	A1	1,178,232
	5.000%, 10/01/39 – AMBAC Insured
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A1	864,818
	5.000%, 10/01/29
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3	126,688
	5.875%, 9/01/30
1,400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	1,477,994
	5.000%, 1/01/40
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012,	No Opt. Call	A2	618,591
	5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A2	980,726
1,400	5.000%, 3/01/44	3/24 at 100.00	A2	1,563,170
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	No Opt. Call	BBB+	546,620
	5.250%, 10/01/39
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,096,540
	Institute, Series 2011A, 5.000%, 7/01/41
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	3,418,649
	5.250%, 4/01/37
2,095	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA–	2,288,033
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	1,495,398
	Series 2012, 5.000%, 9/01/50
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,748,709
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
9,950	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA	10,443,220
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	A1	1,364,876
1,000	6.000%, 5/15/59	5/29 at 105.00	A1	1,242,590
35	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	1/15 at 100.00	AA	35,137
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
415	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	439,224
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
905	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%,	7/21 at 100.00	AA	989,636
	7/01/33 (Alternative Minimum Tax)
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A2	275,303
	University, Series 2010A, 4.875%, 10/01/35
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	1,651,095
	Series 2010, 5.500%, 10/15/31
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2	398,986
	Series 2008O, 5.375%, 8/15/38
2,030	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	2,211,584
	Issues, Series 2010F, 5.000%, 1/01/41
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	79,912
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	546,510
	University Issue, Series 2009A, 5.750%, 7/01/39
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin	No Opt. Call	BBB	156,378
	Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project,
	Series 2012, 5.000%, 10/01/42
1,510	University of Massachusetts Building Authority, Senioe Lien Project Revenue Bonds, Series	No Opt. Call	Aa2	1,702,827
	2009-1, 5.000%, 5/01/39
43,800	Total Education and Civic Organizations			49,339,839
	Health Care – 32.0% (21.1% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series	10/24 at 100.00	AA	1,134,280
	2014P, 5.000%, 10/01/46
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	1,562,943
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A–	978,611
700	5.000%, 10/01/31	10/21 at 100.00	A–	758,989
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated	7/22 at 100.00	A	1,079,240
	Group, Series 2012, 5.000%, 7/01/31
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	1,185,300
	Issue, Series 2014F, 5.750%, 7/15/43
155	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	No Opt. Call	D	80,516
	Services Inc., Series 2012A, 6.000%, 2/15/43 (4)
124	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/43 at 102.19	D	1
	Services Inc., Series 2012B, 0.000%, 2/15/43 (4)
176	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	No Opt. Call	D	2
	Services Inc., Series 2012C, 0.000%, 2/15/43 (4)
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	2,457,246
	2011K-6, 5.375%, 7/01/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/21 at 100.00	AA	1,129,060
	2012L, 5.000%, 7/01/36
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A	897,761
	Group Issue, Series 2013F, 5.000%, 7/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,058,510
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,315,434
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	7/21 at 100.00	BBB+	534,280
	5.500%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	1,315
	Issue, Series 2008A, 6.500%, 1/15/38 (4)
2,000	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	AA	2,176,320
	Series 2007G, 5.000%, 7/01/32
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical	7/19 at 100.00	A+	178,986
	Center, Series 2009I, 5.750%, 7/01/36
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA	557,910
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
3,380	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	AA–	3,792,731
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	673,266
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	866,650
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B2, Capital Asset Program, Converted June 9, 2009:
2,000	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	2,255,480
1,500	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	1,690,095
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	2,300,600
	Series 2009M, 5.500%, 12/01/39
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	2,644,925
	Institute, Series 2008K, 5.000%, 12/01/37
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,
	Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	552,085
1,250	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,224,538
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AA–	1,667,760
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	3,283,409
	Center, Series 2007D, 5.250%, 8/15/28
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	1,523,375
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,712,359
	Project, Series 2005D, 5.250%, 7/01/30
1,980	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB+	2,001,305
	Health Care, Series 2005D, 5.000%, 7/01/33
41,745	Total Health Care			44,275,282
	Housing/Multifamily – 5.2% (3.4% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA	556,885
	4/01/20 – AGM Insured
2,540	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	2,612,568
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	No Opt. Call	AA–	2,002,080
2,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/15 at 100.00	N/R	2,023,960
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22
7,040	Total Housing/Multifamily			7,195,493
	Housing/Single Family – 1.6% (1.0% of Total Investments)
2,150	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	2,174,252
	4.625%, 6/01/32 (Alternative Minimum Tax)
	Industrials – 2.2% (1.5% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	No Opt. Call	AA–	1,476,696
1,565	5.125%, 2/01/34 – NPFG Insured	No Opt. Call	AA–	1,566,393
3,040	Total Industrials			3,043,089
	Long-Term Care – 3.8% (2.5% of Total Investments)
285	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	308,843
	2010, 5.625%, 12/01/30
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,108,020
	5.250%, 1/01/26
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series	11/23 at 100.00	NA	531,035
	2013A, 6.250%, 11/15/28
2,410	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/14 at 101.00	N/R	2,458,007
	5.250%, 10/01/26
500	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	1/15 at 100.00	BBB	501,285
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
375	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	No Opt. Call	BBB	375,551
	Community, Series 1994B, 4.750%, 7/01/17
5,070	Total Long-Term Care			5,282,741
	Tax Obligation/General – 13.6% (9.0% of Total Investments)
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	AAA	304,974
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	2,189,500
	Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,416,275
	5.000%, 2/15/32
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,261,783
	Series 1991A, 7.000%, 3/01/21
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	AA+	1,857,405
	8/01/21 – AGM Insured
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013,	1/23 at 100.00	AA+	1,074,720
	4.000%, 1/15/30
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	No Opt. Call	Aa2	1,729,006
	FGIC Insured
1,775	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 –	5/22 at 100.00	Aa2	2,007,898
	AMBAC Insured
1,760	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	2,119,515
	Quincy, Massachusetts, General Obligation Bonds, Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,429,235
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,231,280
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	AA–	1,268,532
	FGIC Insured
16,800	Total Tax Obligation/General			18,890,123
	Tax Obligation/Limited – 21.2% (14.0% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,170,100
1,310	5.125%, 1/01/42	1/22 at 100.00	A	1,405,014
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	A	426,904
1,055	5.000%, 1/01/42	1/22 at 100.00	A	1,123,195
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	No Opt. Call	A–	3,010,949
	AMBAC Insured
605	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	No Opt. Call	A–	607,251
	AMBAC Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,132,030
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien	No Opt. Call	AAA	951,112
	Series 2004C, 5.250%, 7/01/21
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	1,114,737
	5.000%, 7/01/26
2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33	5/18 at 100.00	AA	2,771,900
	5/01/33 – AGC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,260,980
	5.375%, 5/01/23 – SYNCORA GTY Insured
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%,	5/22 at 100.00	AA	961,713
	5.000%, 5/01/37
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,142,750
	2013A, 5.000%, 5/15/38
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	2,051,175
	5.000%, 8/15/37 – AMBAC Insured
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B:
975	5.000%, 10/15/35	No Opt. Call	AA+	1,126,671
1,000	5.000%, 10/15/41	10/21 at 100.00	AA+	1,139,290
1,070	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	AA–	1,246,197
	1/01/20 – FGIC Insured
1,500	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A,	6/21 at 100.00	AAA	1,699,305
	5.000%, 6/01/38
2,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	2,978,073
	2012A, 5.000%, 10/01/32
26,465	Total Tax Obligation/Limited			29,319,346
	Transportation – 7.4% (4.9% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	450,208
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,159,450
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,133,140
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,140,440
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	2,842,100
1,400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	AA–	1,452,192
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/15 at 100.00	N/R	1,226,482
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	815,812
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
9,255	Total Transportation			10,219,824
	U.S. Guaranteed – 16.4% (10.8% of Total Investments) (6)
1,310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 (Pre-refunded	5/15 at 100.00	Aa2 (6)	1,357,828
	5/15/15) – AMBAC Insured
2,530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+ (6)	2,551,404
	2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	N/R (6)	660,797
	(Pre-refunded 1/01/15)
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	A– (6)	131,079
	2005, 6.000%, 7/01/25 (Pre-refunded 7/01/15)
910	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	3/17 at 100.00	N/R (6)	993,975
	Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	29,049
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
575	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (6)	620,327
	(Pre-refunded 5/01/16) – AMBAC Insured
2,240	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AA (6)	2,331,728
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AA– (6)	481,242
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
515	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	N/R (6)	559,702
	Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)
1,800	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (6)	1,884,402
	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured (UB)
1,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2005A, 5.000%,	3/15 at 100.00	Aaa	1,024,720
	3/01/23 (Pre-refunded 3/01/15) – AGM Insured
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2005C, 5.000%,	9/15 at 100.00	Aaa	2,622,250
	9/01/22 (Pre-refunded 9/01/15)
1,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	1,300,413
	4.500%, 8/01/29 (Pre-refunded 8/01/15)
785	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	846,316
	4.375%, 8/01/31 (Pre-refunded 8/01/16)
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31	8/16 at 100.00	AA+ (6)	1,635,120
	(Pre-refunded 8/01/16) – AMBAC Insured
1,330	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%,	No Opt. Call	AA– (6)	1,193,369
	7/01/17 – NPFG Insured (ETM)
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,279,917
	5.500%, 7/01/19 – NPFG Insured (ETM)
1,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA (6)	1,150,363
	2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured
21,660	Total U.S. Guaranteed			22,654,001
	Utilities – 4.2% (2.7% of Total Investments)
2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	2,788,283
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal	7/23 at 100.00	A1	1,443,757
	Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
1,510	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	1,523,137
	Energy Project, Series 2012B, 4.875%, 11/01/42
5,355	Total Utilities			5,755,177
	Water and Sewer – 7.5% (4.9% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien	11/19 at 100.00	AA+	576,745
	Refunding Series 2010A, 5.000%, 11/01/30
565	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series	7/24 at 100.00	A–	620,438
	2014A, 5.000%, 7/01/29
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	No Opt. Call	AA	1,906,650
	12/01/32 – NPFG Insured
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	No Opt. Call	AAA	60,243
	5.000%, 8/01/22
1,215	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	1,251,353
	4.375%, 8/01/31
400	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series	No Opt. Call	AAA	401,712
	2002A, 5.250%, 8/01/20
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,199,610
	8/01/19– AGM Insured
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%,	8/17 at 100.00	AA+	1,652,820
	8/01/28 – NPFG Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	1,005,350
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	808,171
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
495	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A,	No Opt. Call	AA–	496,822
	5.000%, 7/01/16 – NPFG Insured
	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2014A:
185	5.000%, 7/15/22	No Opt. Call	AA–	225,411
150	5.000%, 7/15/23	No Opt. Call	AA–	184,272
9,690	Total Water and Sewer			10,389,597
$ 193,975	Total Long-Term Investments (cost $197,663,166)			209,985,993
	Floating Rate Obligations – (0.9)%			(1,200,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.5)% (7)			(74,000,000)
	Other Assets Less Liabilities – 2.6%			3,510,105
	Net Assets Applicable to Common Shares – 100%			$ 138,296,098

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$209,985,993	$ —	$209,985,993

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $196,345,616.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$13,100,624
Depreciation	(660,247)
Net unrealized appreciation (depreciation) of investments	$12,440,377

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.2%.
(8)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500%
to 5.200%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014